Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
The following table is a demonstration of the relationship between the compensation that the Company has paid to its CEO, Charles Young, the compensation paid to the other named executive officers, and certain financial metrics, for the fiscal years 2021 and 2022.

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	Net Income ($)
2022	$1,482,832	$894,576	$894,700	$559,806	$103	$(703,000)
2021	$1,758,967	$1,371,349	$1,125,821	$314,967	$104	$(50,674,000)
In both 2022 and 2021, Charles Young was our Chief Executive Officer. During 2022, our remaining NEOs consisted of Lee Beckelman and William John Young. During 2021, our remaining NEOs consisted of Lee Beckelman and James Young.
The following table sets forth the adjustments made during each year represented in the PVP Table to arrive at compensation actually paid to our PEO.

Adjustments to Determine Compensation Actually Paid for PEO	2022	2021
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table.	$(706,999)	$(1,080,869)
Increase for fair value of Awards granted during the year that remain unvested as of year-end	333,772	662,250
Increase for change in fair value from prior year-end to vesting date of Awards that vested during the year	105,860	70,229
Deduction/increase for change in fair value from prior year-end to current year-end of Awards granted prior to year that remain unvested as of year-end	(56,828)	13,524
Deduction of fair value of Awards granted prior to year that were forfeited during the year.	(264,061)	(52,752)
Total adjustments	$(588,256)	$(387,618)

PEO Total Compensation Amount	$ 1,482,832	$ 1,758,967
PEO Actually Paid Compensation Amount	894,576	1,371,349
Non-PEO NEO Average Total Compensation Amount	894,700	1,125,821
Non-PEO NEO Average Compensation Actually Paid Amount	559,806	314,967
Total Shareholder Return Amount	103	104
Net Income (Loss)	(703,000)	(50,674,000)
PEO [Member] | Deduction for amounts reported under the Stock Awards column in the Summary Compensation Table. [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(706,999)	(1,080,869)
PEO [Member] | Increase for fair value of Awards granted during the year that remain unvested as of year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	333,772	662,250
PEO [Member] | Increase for change in fair value from prior year-end to vesting date of Awards that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	105,860	70,229
PEO [Member] | Deduction/increase for change in fair value from prior year-end to current year-end of Awards granted prior to year that remain unvested as of year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(56,828)	13,524
PEO [Member] | Deduction of fair value of Awards granted prior to year that were forfeited during the year. [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(264,061)	(52,752)
PEO [Member] | Total adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (588,256)	$ (387,618)